Leases (Tables)	6 Months Ended
Jun. 30, 2021
Leases
Schedule of outstanding principal balances on finance lease facility

	As at
	June 30, 2021	December 31, 2020
Japanese Leases No.1 and 2	24,110,500	26,531,100
Japanese Lease No.3	11,936,000	13,119,000
CMBFL Leases No.1 to 4	68,806,100	72,459,942
Ocean Yield ASA	53,047,200	55,729,620
Japanese Lease No.4	20,952,900	21,949,099
China Huarong Leases	39,679,155	41,992,081
CMBFL / Shandong	68,495,800	—
Finance lease obligations	287,027,655	231,780,842
Amounts representing interest and deferred finance fees	(50,447,956)	(34,076,458)
Finance lease obligations, net of interest and deferred finance fees	236,579,699	197,704,384
Current portion of finance lease obligations	25,154,604	19,084,775
Current portion of deferred finance fees	(810,354)	(630,553)
Non-current portion of finance lease obligations	214,715,053	181,250,674
Non-current portion of deferred finance fees	(2,479,604)	(2,000,512)
Total finance lease obligations, net of deferred finance fees	236,579,699	197,704,384

Schedule of future minimum lease payments required under the finance lease facilities

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As at
June 30, 2021
2021 (1)	16,144,754
2022	32,164,805
2023	43,722,900
2024	29,888,892
2025	81,557,060
2026 - 2030	83,549,244
Finance lease obligations	287,027,655
Amounts representing interest and deferred finance fees	(50,447,956)
Finance lease obligations, net of interest and deferred finance fees	236,579,699
(1)	Six-month period ending December 31, 2021